Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 908,341	$ 1,379,434
Restricted cash		510,156
Accounts receivable, net	3,107,520	1,506,894
Inventories, net	9,698,754	8,592,767
Short-term investments	747,709
Prepaid expenses and other current assets	3,366,882	7,689,423
Assets held for sale		1,527,589
Total current assets	17,829,206	21,206,263
Property and equipment, net	1,097,411	728,438
Intangible assets, net	308,553	871,044
Operating lease right-of-use assets, net	1,014,161	1,037,883
Deferred tax assets	247,309	175,960
Total Assets	20,496,640	24,019,588
Current liabilities:
Accounts payable	1,768,339	2,217,720
Advances from customers	2,067,018	1,843,976
Other current payables	3,360,773	1,798,252
Taxes payable	1,414,938	934,158
Short-term loans	2,968,491	132,777
Convertible note payable, net		12,820
Liabilities held for sale		5,486,344
Operating lease liabilities, current	1,233,892	768,544
Total current liabilities	12,852,015	13,907,001
Long-term loans	95,441	236,513
Deferred tax liabilities	151,308
Operating lease liabilities, non-current	410,572	554,366
Total liabilities	13,509,336	14,697,880
Equity:
Common Stock Value		8,630
Additional paid-in capital	10,804,674	8,781,273
(Accumulated deficit)/Retained earnings	(3,795,004)	644,930
Accumulated other comprehensive loss	(199,379)	(577,762)
Statutory reserve	164,444	464,637
Total LOBO Technologies LTD’s shareholders’ equity	6,987,304	9,321,708
updated Total Equity	6,987,304	9,321,708
Total Liabilities and Equity	20,496,640	24,019,588
Common Class A [Member]
Equity:
Common Stock Value	8,839
Common Class B [Member]
Equity:
Common Stock Value	3,730
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 38,564	$ 712,410